Pension commitments	12 Months Ended
Oct. 31, 2020
Pension commitments [Abstract]
Pension commitments
 22 Pension commitments

Defined contribution
The Group has established a number of pension schemes around the world covering many of its employees. The principal funds are those in the US, UK and Germany. These were funded schemes of the defined contribution type.

Pension costs for defined contributions schemes are as follows:

		12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
Continuing operations	Note	$m	$m	$m
Defined contribution schemes	29	31.2	32.7	43.3

b) Defined benefit
	October 31, 2020	October 31, 2019
	$m	$m
Within non-current assets:
Long-term pension assets	18.2	17.1

Within non-current liabilities:
Retirement benefit obligations	(155.0)	(141.4)

As of October 31, 2020, there are a total of 33 defined benefit plans in 10 countries around the world (2019: 30). The highest concentration of the pension schemes are in Germany, where the Group sponsors 12 separate schemes that comprise over 83% of the total net retirement benefit obligation recorded in the Group’s consolidated statement of financial position. The Group’s German schemes are primarily final salary pension plans, which provide benefits to members in the form of a guaranteed level of pension payable for life in the case of retirement, disability and death. The level of benefits provided depends not only on the final salary but also on member’s length of service, social security ceiling and other factors. Although most of these schemes in Germany are funded at some level, there are typically no funding requirements in Germany. There are no requirements for the appointment of independent trustees in Germany, and all of these schemes are administered locally with the assistance of German pension experts. Final pension entitlements, including benefits for death in service and disability amounts, are calculated by these experts. Plan assets for three of our German schemes include re-insurance contracts with guaranteed interest rates, while the majority of the schemes invest in a funds focusing on equities and debt instruments. Most of the Group’s German schemes are closed to new entrants, however, three of the schemes are open to new members.

The remainder of the Group’s defined benefit schemes are comprised of a mix of final salary plans, termination or retirement indemnity plans and other types of statutory plans that provide a one-time benefit at termination. Final pension entitlements are calculated by local administrators in the applicable country. They also complete calculations for cases of death in service and disability. Where required by local or statutory requirements, some of the schemes are governed by an independent Board of Trustees that is responsible for the investment strategies with regard to the assets of the funds; however, other schemes are administered locally with the assistance of local pension experts. Many of the Group’s plans outside of Germany are funded and the Group makes at least the minimum contributions required by local government, funding and taxing authorities. Plan assets for these schemes include a range of assets including investment funds or re-insurance contracts. Not all of these plans are closed to new members. The Group sponsors 12 plans outside of Germany that are open to new members, most of which are termination or retirement indemnity plans or statutory plans providing a one-time benefit at termination, retirement, death or disability. The Group participates in multi-employer plans in Switzerland and Japan. These plans are accounted for as defined benefit plans and the Group’s obligations are limited to the liabilities of our employees.

There were three plans reclassified to the net retirement obligation during the 12 months ended October 31, 2020. None of the plans are final salary plans and none are material.

Long-term pension assets
Long-term pension assets relate to the contractual arrangement under insurance policies held by the Group with guaranteed interest rates that do not meet the definition of a qualifying insurance policy, as they have not been pledged to the plan or beneficiaries and are subject to the creditors of the Group. Such arrangements are recorded in the consolidated statement of financial position as long-term pension assets. During the 12 months ended October 31, 2020, some of the insurance policies previously unpledged were pledged to the pension plans and transferred to plan assets. These contractual arrangements are treated as financial assets measured at fair value through other comprehensive income. Movement in the fair value of long-term pension assets is included in other comprehensive income. All non-plan assets are held in Germany.

The movement on the long-term pension assets is as follows:

		October 31, 2020	October 31, 2019
	Note	$m	$m
As at November 1		17.1	16.7
Reclassification to assets held for sale		-	0.1
Transfer to plan assets		(0.4)	-
Interest on non-plan assets	6	0.2	0.3
Benefits paid		(0.1)	(0.1)
Contributions		0.3	0.3

Included within other comprehensive income:
- Change in fair value assessment		0.4	0.4
		0.4	0.4

Effects of movements in exchange rates		0.7	(0.6)
As at October 31		18.2	17.1

Included within other comprehensive income:
Continuing operations		0.4	0.3
Discontinued operation		-	0.1
		0.4	0.4

The non-plan assets are considered to be Level 3 asset under the fair value hierarchy as of October 31, 2020. These assets have been valued by an external insurance expert by applying a discount rate to the future cash flows and taking into account the fixed interest rate, mortality rates and term of the insurance contract. There have been no transfers between levels for the 12 months ended October 31, 2020 (2019: none).

Retirement benefit obligations
The following amounts have been included in the consolidated statement of comprehensive income for defined benefit pension arrangements:

		12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	Note	$m	$m	$m
Current service charge		10.4	9.0	12.6
Past service charge		-	-	(5.5)
Charge to operating (loss)/profit	29	10.4	9.0	7.1

Current service charge – discontinued operations		-	0.1	0.3

Interest on pension scheme liabilities		3.1	4.2	5.2
Interest on pension scheme assets		(1.3)	(1.8)	(2.4)
Charge to finance costs	6	1.8	2.4	2.8

Total continuing charge to (loss)/profit for the period		12.2	11.5	10.2

The contributions for the 12 months ended October 31, 2021 are expected to be broadly in line with the 12 months ended October 31, 2020. The Group funds the schemes so that it makes at least the minimum contributions required by local government, funding and taxing authorities. There are no funding requirements in Germany.

The following amounts have been recognized as movements in the statement of other comprehensive income:

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31,2018
	$m	$m	$m
Actuarial return on assets excluding amounts included in interest income	1.8	5.9	0.6

Re-measurements – actuarial gains/(losses):
- Demographic	-	(1.6)	0.3
- Financial	(0.6)	(38.8)	(11.1)
- Experience	3.0	8.4	1.9
	2.4	(32.0)	(8.9)

Reclassification from defined contribution scheme or other assets and liabilities to defined benefit scheme	(4.6)	-	(2.1)
Movement in the period	(0.4)	(26.1)	(10.4)

Continuing operations	(0.4)	(26.2)	(8.9)
Discontinued operation	-	0.1	(1.5)
	(0.4)	(26.1)	(10.4)

The weighted average key assumptions used for the valuation of the schemes were:

	October 31, 2020			October 31, 2019
	Germany	Rest of World	Total	Germany	Rest of World	Total
Rate of increase in final pensionable salary	2.50%	3.09%	2.64%	2.50%	3.09%	2.65%
Rate of increase in pension payments	1.50%	1.50%	1.50%	1.75%	1.50%	1.75%
Discount rate	0.79%	1.41%	0.90%	1.09%	1.71%	1.20%
Inflation	1.50%	1.25%	1.47%	1.75%	1.16%	1.69%

During the 12 months ended October 31, 2019, the model used to derive our discount rates was updated to better reflect yields on corporate bonds over the life of our schemes. The key difference in the revised model lies in the extrapolation of yields in the outlying years of the curve and uses AA government bond rates to determine these yields. This change resulted in a decrease in our defined benefit obligation of approximately $14.0 million in the 12 months ended October 31, 2019. The old and revised models are both considered standard models devised by our external consolidating actuary.

The mortality assumptions for the German schemes are set based on the ‘Richttafeln 2018 G’ by Prof. Dr. Klaus Heubeck. The mortality assumptions for the remaining schemes are set based on actuarial advice in accordance with published statistics and experience in each territory.

These assumptions translate into a weighted average life expectancy in years for a pensioner retiring at age 65:

	October 31, 2020			October 31, 2019
	Germany	Rest of World	Total	Germany	Rest of World	Total
Retiring at age 65 at the end of the reporting year:
Male	20	22	20	20	20	20
Female	24	25	24	23	23	23

Retiring 15 years after the end of the reporting year:
Male	22	23	22	22	23	22
Female	26	26	25	25	26	25

The net liability included in the consolidated statement of financial position arising from obligations in respect of defined benefit schemes is as follows:

	October 31, 2020			October 31, 2019
	Germany	Rest of World	Total	Germany	Rest of World	Total
Present value of defined benefit obligations	248.4	54.9	303.3	213.5	48.0	261.5
Fair values of plan assets	(119.1)	(29.2)	(148.3)	(92.0)	(28.1)	(120.1)
	129.3	25.7	155.0	121.5	19.9	141.4

The defined benefit obligation has moved as follows:

	October 31, 2020
	Germany			Rest of World			Total
Defined benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations
	$m	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2019	213.5	(92.0)	121.5	48.0	(28.1)	19.9	261.5	(120.1)	141.4
Current service cost	6.9	-	6.9	3.5	-	3.5	10.4	-	10.4
Reclassification from other liabilities/assets	14.7	(17.8)	(3.1)	1.5	-	1.5	16.2	(17.8)	(1.6)
Transfer from long-term pension assets	-	(0.4)	(0.4)	-	-	-	-	(0.4)	(0.4)
Benefits paid	(0.6)	0.6	-	(2.9)	2.9	-	(3.5)	3.5	-
Contributions by plan participants	1.1	(1.1)	-	0.6	(0.6)	-	1.7	(1.7)	-
Contribution by employer	-	(0.7)	(0.7)	-	(2.3)	(2.3)	-	(3.0)	(3.0)
Interest cost/(income) (note 6)	2.3	(1.0)	1.3	0.8	(0.3)	0.5	3.1	(1.3)	1.8

Included within other comprehensive income:
Re-measurements - actuarial (gains) and losses:
- Demographic	-	-	-	-	-	-	-	-	-
- Financial	(0.4)	-	(0.4)	1.0	-	1.0	0.6	-	0.6
- Experience	(2.0)	-	(2.0)	(1.0)	-	(1.0)	(3.0)	-	(3.0)

Actuarial return on assets excluding amounts included in interest income	-	(2.4)	(2.4)	-	0.6	0.6	-	(1.8)	(1.8)
Reclassification to defined benefit scheme	3.1	-	3.1	1.5	-	1.5	4.6	-	4.6
	0.7	(2.4)	(1.7)	1.5	0.6	2.1	2.2	(1.8)	0.4
Effects of movements in exchange rates	9.8	(4.3)	5.5	1.9	(1.4)	0.5	11.7	(5.7)	6.0

At October 31, 2020	248.4	(119.1)	129.3	54.9	(29.2)	25.7	303.3	(148.3)	155.0

	October 31, 2019
	Germany			Rest of World			Total
Defined benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations	Defined benefit obligations	Scheme assets	Retirement benefit obligations
	$m	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2018	173.8	(82.1)	91.7	47.4	(28.7)	18.7	221.2	(110.8)	110.4
Reclassification to assets held for sale	0.3	-	0.3	0.2	(0.2)	-	0.5	(0.2)	0.3
Current service cost	6.0	-	6.0	3.1	-	3.1	9.1	-	9.1
Benefits paid	(0.4)	0.3	(0.1)	(4.2)	4.1	(0.1)	(4.6)	4.4	(0.2)
Contributions by plan participants	1.5	(1.5)	-	0.3	(0.3)	-	1.8	(1.8)	-
Contribution by employer	-	(0.3)	(0.3)	-	(4.2)	(4.2)	-	(4.5)	(4.5)
Interest cost/(income) (note 6)	3.1	(1.5)	1.6	1.1	(0.3)	0.8	4.2	(1.8)	2.4

Included within other comprehensive income:
Re-measurements - actuarial (gains) and losses:
- Demographic	1.6	-	1.6	-	-	-	1.6	-	1.6
- Financial	34.0	-	34.0	4.8	-	4.8	38.8	-	38.8
- Experience	(3.2)	-	(3.2)	(5.2)	-	(5.2)	(8.4)	-	(8.4)

Actuarial return on assets excluding amounts included in interest income	-	(8.0)	(8.0)	-	2.1	2.1	-	(5.9)	(5.9)
	32.4	(8.0)	24.4	(0.4)	2.1	1.7	32.0	(5.9)	26.1
Effects of movements in exchange rates	(3.2)	1.1	(2.1)	0.5	(0.6)	(0.1)	(2.7)	0.5	(2.2)

At October 31, 2019	213.5	(92.0)	121.5	48.0	(28.1)	19.9	261.5	(120.1)	141.4

None of the plan assets are represented by financial instruments of the Group. None of the plan assets are occupied or used by the Group. The major categories of the plan assets are as follows:

	October 31, 2020
	Germany			Rest of World			Total
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funds that invest in:
- Equity instruments	49.3	-	49.3	-	6.4	6.4	49.3	6.4	55.7
- Debt instruments	63.3	-	63.3	2.6	4.9	7.5	65.9	4.9	70.8
- Real estate	-	-	-	-	2.9	2.9	-	2.9	2.9
Cash and cash equivalents	-	-	-	-	2.6	2.6	-	2.6	2.6
Re-insurance contracts with guaranteed interest rates *	-	6.5	6.5	-	-	-	-	6.5	6.5
Other	-	-	-	-	9.8	9.8	-	9.8	9.8
Total	112.6	6.5	119.1	2.6	26.6	29.2	115.2	33.1	148.3

	October 31, 2019
	Germany			Rest of World			Total
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funds that invest in:
- Equity instruments	39.8	-	39.8	-	5.5	5.5	39.8	5.5	45.3
- Debt instruments	46.6	-	46.6	3.0	6.0	9.0	49.6	6.0	55.6
- Real estate	-	-	-	-	3.1	3.1	-	3.1	3.1
Cash and cash equivalents	-	-	-	-	1.7	1.7	-	1.7	1.7
Re-insurance contracts with guaranteed interest rates *	-	5.6	5.6	-	-	-	-	5.6	5.6
Other	-	-	-	-	8.8	8.8	-	8.8	8.8
Total	86.4	5.6	92.0	3.0	25.1	28.1	89.4	30.7	120.1

* The majority of the re-insurance contracts have guaranteed interest rates of 4.0%, with the remaining at 3.25% or 2.75%.

Risk Management
Through its defined benefit schemes the Group is exposed to a number of risks, the most significant of which are detailed below:

– Changes in bond yields – A decrease in corporate bond yields will increase the Group’s IAS 19 plan liabilities, although this will be partially offset by increases in the value of scheme assets.

– Inflation – Some of the Group pension obligations are linked to inflation, and higher inflation will lead to higher liabilities.

– Life expectancy – The majority of the plan obligations are to provide benefits over the life of the member, so increases in life expectancy will result in an increase in the plan liabilities as benefits would be paid over a longer period.

– Asset returns – Returns on plan assets are subject to volatility and may not move in line with plan liabilities. The Group ensures that the investment positions are managed within an asset liability matching (“ALM”) to achieve long-term investments that are in line with the obligations under the pension schemes. Within this framework the Group’s objective is to match assets to the pension obligations by investing in assets that match the benefit payments as they fall due and in the appropriate currency.

Sensitivities
The table below provides information on the sensitivity of the defined benefit obligation to changes to the most significant actuarial assumptions. The table shows the impact of changes to each assumption in isolation, although, in practice, changes to assumptions may occur at the same time and can either offset or compound the overall impact on the defined benefit obligation.

These sensitivities have been calculated using the same methodology as used for the main calculations. The weighted average duration of the defined benefit obligation is 23 years for Germany and 14 years for all other schemes.

	Germany				Rest of World
	Increase in assumption	Change in defined benefit obligation	Decrease in assumption	Change in defined benefit obligation	Increase in assumption	Change in defined benefit obligation	Decrease in assumption	Change in defined benefit obligation
Discount rate for scheme liabilities	0.50%	(10.5%)	0.50%	12.1%	0.50%	(6.5%)	0.50%	7.3%

Price inflation/rate of increase in pension payments*	0.25%	3.4%	0.25%	(3.2)%	0.25%	0.9%	0.25%	(0.9)%

Salary growth rate	0.50%	1.1%	0.50%	(1.1)%	0.50%	2.7%	0.50%	(2.8)%

Life expectancy	1 year	3.9%	-	-	1 year	2.0%	-	-

* For the German schemes the same values are used for both the inflation assumption and the rate of increase in pension payments.